CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (210,400)
Reconciliation of net loss to net cash provided by operating activities:
Depletion, depreciation, amortization and accretion	141,317
Abandonment and impairment of unproved properties	3,331
Impairment of long lived assets	23,350
Amortization of debt issuance costs and debt discount	18,330
Deferred rent	600
Commodity derivatives (gain) loss	62,424
Settlements on commodity derivatives	43,015
Premiums paid on commodity derivatives	(611)
Non-cash, share-based compensation	14,922
Changes in current assets and liabilities:
Accounts receivable-trade	3,889
Accounts receivable-oil, natural gas and NGL sales	(8,506)
Prepaid expenses	(273)
Accounts payable and accrued liabilities	(18,242)
Revenue payable	10,228
Production taxes payable	6,219
Accrued interest payable	8,342
Asset retirement expenditures	(372)
Net cash provided by operating activities	97,563
Cash flows from investing activities:
Oil and gas property additions	(223,684)
Acquired oil and gas properties	(13,674)
Sale of property and equipment	2,148
Other property and equipment additions	(3,336)
Cash held in escrow	(42,000)
Net cash used in investing activities	(280,546)
Cash flows from financing activities:
Borrowings under credit facility	60,000
Repayments under credit facility	(196,000)
Proceeds from the issuance of Senior Notes	550,000
Repayments of Second Lien Notes	(430,000)
Proceeds from the issuance of units	121,370
Repurchase of units	(2,867)
Debt issuance costs	(13,189)
Unit and deferred equity issuance costs	(2,051)
Net cash provided by financing activities	87,263
Increase (decrease) in cash and cash equivalents	(95,720)
Cash and cash equivalents at beginning of period	97,106
Cash and cash equivalents at end of period	1,386
Supplemental cash flow information:
Property and equipment included in accounts payable and accrued liabilities	53,371
Cash paid for interest	30,531
Cash paid for Second Lien Notes prepayment penalty	4,300
Noncash settlement of promissory notes issued to officers	$ 5,562